Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Health Sciences Acquisitions Corporation 2
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Central Index Key	0001814114
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9